Note 7 - Restructuring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Restructuring costs	$ 2,017	$ 1,873
Restructuring provision, workforce reduction [member]
Statement Line Items [Line Items]
Restructuring costs	102	734
Restructuring provision, professional fees [member]
Statement Line Items [Line Items]
Restructuring costs	1,776	566
Resturcturing provision, terminated projects [member]
Statement Line Items [Line Items]
Restructuring costs	$ 139	$ 573